Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax [Line Items]
Effective income tax rate	31.20%				32.30%					28.00%	33.40%	36.60%
Income tax expense (benefit)	$ 48,375,000	$ 5,140,000	$ 23,802,000	$ 2,467,000	$ 23,513,000	$ 25,278,000	$ 13,612,000	$ 9,944,000	$ 18,881,000	$ 54,922,000	$ 67,715,000	$ 86,152,000
Income Tax Reconciliation, Write-off of Deferred Tax Assets										9,061,000	0	0
Change in Health Care Act legislation										0	0	14,481,000
Change in valuation allowance										(1,329,000)	(2,421,000)	28,278,000
Tax benefit resulting from repatriation of undistributed earning of foreign subsidiaries												34,200,000
U.S. federal statutory rate (percent)										35.00%	35.00%	35.00%
Prior Period Reclassification Adjustment		5,800,000
Advance royalty payments		213,700,000								213,700,000
Foreign net operating loss carryforwards		82,748,000				126,365,000				82,748,000	126,365,000
Valuation allowance		(57,300,000)								(57,300,000)
Unrecognized tax benefits		63,626,000				143,397,000				63,626,000	143,397,000	150,702,000
Unrecognized tax benefits that would impact effective tax rate		38,500,000				87,900,000				38,500,000	87,900,000
Significant change in unrecognized tax benefits is reasonably possible, maximum		23,400,000								23,400,000
State and local jurisdiction
Income Tax [Line Items]
Income tax expense (benefit)										(27,000,000)
State and local jurisdiction | Subsequent event
Income Tax [Line Items]
Cash refund from taxing authority										29,000,000
Foreign Tax Authority
Income Tax [Line Items]
Change in valuation allowance												27,500,000
Foreign operating losses		276,500,000								276,500,000
State net operating loss carryforwards		136,200,000								136,200,000
Deferred tax assets, not subject to expiration		140,300,000								140,300,000
Penalties and interest accrued		$ 15,600,000				$ 16,500,000				$ 15,600,000	$ 16,500,000